BNY Mellon AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	5,037,622	5,029,767
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,854,294	1,789,519
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates), Ser. 2021-1, Cl. A	3.50	12/20/2035	2,732,098	2,631,521
Total Collateralized Municipal-Backed Securities (cost $10,584,129)				9,450,807
Long-Term Municipal Investments — 100.9%
Alabama — 5.9%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000	1,000,000
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	4.30	3/1/2033	1,750,000	1,721,605
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	6,500,000	6,659,318
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	9,455,000	9,638,547
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	2,250,000	2,286,151
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,600,247
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2034	6,940,000	7,390,607
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	2,320,000	2,434,617
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000	2,534,272
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	21,000,000	21,950,204
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	500,000	471,426
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,975,000	2,053,661
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	1,011,870
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,750,000	1,867,839
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,550,000	1,656,844
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. D	5.00	9/1/2035	3,310,000	3,596,699
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	34,000,000	36,426,631
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	3,005,000	3,066,291
				107,366,829
Alaska — .1%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,345,000	1,996,020
Arizona — 2.1%
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000	650,572
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000	3,165,967
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	2,740,000	2,461,952
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000	4,938,647
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000	8,914,345
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,200,000	1,184,276

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Arizona — 2.1% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,750,000	1,750,704
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	5,000,000	5,092,630
Maricopa County Industrial Development Authority, Revenue Bonds (Clemmons University Campus Project) Ser. A	4.00	7/1/2034	3,500,000	3,440,421
Phoenix Civic Improvement Corp., Revenue Bonds (Junior Lien Airport) Ser. B	4.00	7/1/2044	2,000,000	1,880,595
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000	2,311,742
Tender Option Bond Trust Receipts (Series 2026-XM1353), (Arizona Salt River Project, Revenue Bonds, Ser.A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.36	1/1/2054	2,800,000	2,964,673
				38,756,524
Arkansas — .8%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	5,550,000	5,696,312
Arkansas Development Finance Authority, Revenue Bonds (United States Steel Corporation Project) Ser. A(a),(b)	4.00	3/1/2033	5,000,000	5,014,650
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,535,961
Pulaski County, Revenue Bonds (Arkansas Children’s Hospital)	4.25	3/1/2048	600,000	573,289
				13,820,212
California — 4.4%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Ser. B	5.25	7/1/2040	2,200,000	2,429,028
California, GO, Refunding	5.00	4/1/2042	1,100,000	1,191,916
California, GO, Refunding	5.25	9/1/2047	1,500,000	1,615,568
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	4,815,000	4,907,697
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,750,000	1,895,854
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,640,000	3,640,106
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,875,000	2,117,852
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	1,650,000	1,650,324
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	5,510,651	5,472,444
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2040	8,115,000	8,307,552
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.50	9/1/2056	1,575,000	1,701,359
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(b)	6.38	6/15/2064	2,200,000	2,317,308
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,555,335	5,488,379
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.13	11/1/2040	2,700,000	2,812,010
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project)(b)	5.13	9/2/2048	585,000	592,632
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project)(b)	5.25	9/2/2061	1,575,000	1,592,970
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.00	12/1/2033	1,000,000	1,029,047

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
California — 4.4% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.25	12/1/2048	1,800,000	1,814,273
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	1,980,000	1,883,782
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000	5,216,325
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2037	3,405,000	3,690,570
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2045	7,200,000	7,642,693
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,580,000	2,420,150
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,063,093
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2042	950,000	972,834
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,750,000	2,939,709
Tender Option Bond Trust Receipts (Series 2023-XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.30	8/1/2053	3,600,000	3,325,808
				79,731,283
Colorado — 2.0%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000	3,812,043
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	7,525,000	7,632,105
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.00	3/1/2040	2,000,000	2,059,256
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	3,891,881
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,511,232
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,322,263
Denver Health & Hospital Authority, Revenue Bonds, Ser. A	6.00	12/1/2055	5,250,000	5,594,886
Park Creek Metropolitan District, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	12/1/2044	1,250,000	1,317,068
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	2,021,496
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	10.09	8/1/2044	1,645,000	1,841,881
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	7.61	11/15/2048	2,770,000	2,482,764
Vail Home Partners Corp., Revenue Bonds(b)	6.00	10/1/2064	3,500,000	3,634,567
				37,121,442
Connecticut — 3.1%
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000	5,006,060
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000	1,032,126
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	1,500,000	1,539,395
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000	2,160,283
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	1,914,772
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,745,000	1,549,217
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hartford Healthcare Issue) Ser. A	5.00	7/1/2031	2,500,000	2,727,656

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Connecticut — 3.1% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	925,000	903,354
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2046	1,000,000	999,900
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2053	1,500,000	1,435,436
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	1,000,000	920,008
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000	495,037
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	200,367
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,022,548
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Corp.) Ser. E	5.25	3/1/2032	5,000,000	5,406,399
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	510,182
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,148,151
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,115,000	1,054,653
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	1,485,000	1,462,427
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000	1,456,023
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,555,000	2,534,509
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	165,000	165,255
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000	25,025
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	4,000,000	4,032,745
New Haven, GO (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2039	3,000,000	3,133,483
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	1,013,857
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,121,935
University of Connecticut, Revenue Bonds (Insured; State Appropriation) Ser. A	5.25	11/15/2047	4,000,000	4,147,341
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,234,595
				56,352,739
Delaware — .1%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,010,171
District of Columbia — 1.4%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	3,950,000	4,179,032
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,038,034
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,071,842
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	884,436
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2038	2,855,000	2,843,765

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
District of Columbia — 1.4% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,010,068
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,108,676
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond)	5.25	7/15/2053	3,000,000	3,134,085
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,551,809
				24,821,747
Florida — 4.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,570,000	1,515,006
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	1,480,000	1,500,796
Escambia County, Revenue Bonds	5.00	10/1/2046	1,820,000	1,837,779
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	3,895,000	3,868,587
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,501,283
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,065,000	1,064,382
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	830,000	821,366
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	3,400,000	3,523,452
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	4,220,000	4,337,528
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,315,807
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	1,380,000	1,232,972
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,271,141
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	5,000,000	4,582,210
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	6,000,000	5,471,570
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,889,281
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,514,367
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,501,514
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	12,215,000	10,862,712
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,045,057
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,251,723
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,040,901
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,108,830
St. Johns County School Board, COP (Insured; Assured Guaranty Corp.) Ser. A	5.50	7/1/2049	3,250,000	3,468,571
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,744,450
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	5,956,001
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.22	10/1/2049	9,750,000	8,864,184
				83,091,470

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Georgia — 3.3%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,012,594
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,132,492
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,028,266
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,110,000	1,125,409
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2055	5,000,000	5,117,929
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	8,255,000	8,644,700
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,083,028
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	17,000,000	17,031,035
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	4,250,000	4,518,329
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	3,000,000	3,161,100
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	4,000,000	4,245,124
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.00	6/1/2038	495,000	547,615
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	8.74	7/1/2044	2,660,000	2,820,819
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.72	1/1/2059	1,270,000	1,265,096
Tender Option Bond Trust Receipts (Series 2025-XF8066), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.92	7/1/2050	1,410,000	1,468,732
Tender Option Bond Trust Receipts (Series 2026-XF8152), (Atlanta, Revenue Bonds, Refunding (Sustainablity Bonds)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	12.02	11/1/2056	1,900,000	2,032,132
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	3,250,000	3,253,739
				60,488,139
Idaho — .4%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,650,642
Illinois — 8.6%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2050	4,500,000	4,712,949
Chicago, GO, Ser. A	5.00	1/1/2043	2,130,000	2,119,311
Chicago, GO, Ser. A	5.00	1/1/2044	260,000	255,311
Chicago, GO, Ser. A	5.00	1/1/2045	6,300,000	6,105,332
Chicago, GO, Ser. A	6.00	1/1/2050	2,000,000	2,104,782
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000	2,016,857
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	5,000,000	5,135,849
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	2,750,000	2,896,611
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,084,211
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,029,361
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,026,584
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	3,000,000	3,121,366
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2032	2,495,000	2,664,329

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Illinois — 8.6% (continued)
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	9,000,000	9,672,203
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	2,355,000	2,358,991
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	4,000,000	4,314,465
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,000,000	1,059,518
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	3,500,000	3,594,421
Chicago O’Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	5.00	1/1/2039	6,530,000	7,026,670
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	5,000,000	5,190,204
Chicago Park District, GO, Refunding, Ser. A	5.25	1/1/2046	2,500,000	2,612,893
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000	1,445,760
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2040	1,000,000	1,088,071
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2043	2,000,000	2,143,890
Chicago Waterworks, Revenue Bonds, Ser. A	5.00	11/1/2046	1,150,000	1,212,053
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	6,730,000	7,273,930
Cook County, Revenue Bonds, Refunding	5.00	11/15/2036	2,000,000	2,045,614
Cook County, Revenue Bonds, Refunding	5.00	11/15/2045	2,000,000	2,111,122
Cook County, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,466,281
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000	1,277,918
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000	1,030,614
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,046,729
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	7,500,000	7,898,362
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	3,000,000	3,103,557
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000	4,557,261
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	495,000	503,143
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	12,740,000	11,435,655
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	2,140,000	2,116,395
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,770,600
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(e)	0.00	12/15/2036	2,500,000	1,668,763
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	4,000,000	4,299,932
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	603,652
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	652,771
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	10,350,000	10,286,373
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,765,000	2,733,033
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,658,778
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,635,484

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Illinois — 8.6% (continued)
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.46	6/1/2048	1,125,000	1,008,472
Tender Option Bond Trust Receipts (Series 2025-XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.50	1/1/2053	1,440,000	1,492,249
				156,668,680
Indiana — .9%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,216,607
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	3,445,000	3,647,891
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	3,771,916
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,504,592
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,034,659
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	890,000	823,808
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services) Ser. A	5.00	1/1/2035	3,400,000	3,401,105
				16,400,578
Iowa — .5%
Iowa Finance Authority, Revenue Bonds (Iowa Fertilizer Co. Project)(f)	5.00	12/1/2032	900,000	1,019,935
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	3,850,000	3,801,690
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,065,144
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	3,000,000	3,016,671
				8,903,440
Kentucky — 1.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,047,517
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	9,000,000	9,258,471
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	15,900,000	16,955,440
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/1/2032	1,685,000	1,785,784
University of Kentucky, Revenue Bonds (Johnson Center Expansion) Ser. A	5.25	4/1/2050	5,000,000	5,250,793
				34,298,005
Louisiana — 1.5%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2050	6,010,000	6,316,089
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	5,000,000	5,095,794
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,880,000	2,981,976
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	3,000,000	3,173,767
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2037	1,750,000	1,792,316
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2038	1,500,000	1,534,420
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project) Ser. B(a),(b)	6.10	6/1/2030	4,865,000	5,355,496
				26,249,858
Maine — .2%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	3,000,000	3,166,225
Maryland — 1.3%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	2,350,000	2,410,772

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Maryland — 1.3% (continued)
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	10,175,000	10,190,130
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000	1,510,110
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.50	7/1/2055	1,500,000	1,600,221
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	4,000,000	4,046,200
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	3,390,000	3,134,589
				22,892,022
Massachusetts — 3.9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000	1,000,132
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000	1,079,160
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000	2,098,148
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000	1,476,676
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	6,750,000	7,163,213
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	13,515,000	14,356,090
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,500,000	1,448,212
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,121,686
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,019,504
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. FF	4.00	10/1/2046	1,530,000	1,461,285
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	5,000,000	5,236,066
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.50	12/1/2051	6,725,000	7,227,152
Massachusetts Development Finance Agency, Revenue Bonds (Boston College) Ser. BB1	4.00	10/1/2046	550,000	529,867
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(b)	5.13	11/15/2046	1,500,000	1,519,082
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000	444,032
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000	2,161,216
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000	1,000,610
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000	1,501,323
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000	801,316
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Inc.)	5.00	10/1/2049	650,000	650,592
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp.)	5.25	1/1/2050	1,000,000	944,986
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,006,025

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Massachusetts — 3.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	758,822
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	456,234
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	2,900,000	2,543,909
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,016,341
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,001,518
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,537,874
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	909,956
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,052,841
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,326,260
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000	1,279,202
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,502,053
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	1,780,000	1,724,746
				71,356,129
Michigan — 2.9%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	3,200,000	3,309,641
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2041	2,250,000	2,418,683
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds (Sustainable Bond) Ser. C	5.25	7/1/2053	1,250,000	1,313,061
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	2,500,000	2,872,994
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000	2,363,509
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. D	5.50	7/1/2050	5,125,000	5,499,416
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,665,038
Michigan Finance Authority, Revenue Bonds (McLaren Health Care)	4.00	2/15/2050	4,970,000	4,395,059
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	5,550,000	4,877,120
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	1,525,000	1,409,615
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont- Spectrum)	5.00	4/15/2038	7,135,000	7,664,672
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	2,750,000	2,791,270
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,363,721
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,204,525
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	2,500,000	2,698,943
				51,847,267
Minnesota — .4%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	950,000	944,743
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	5,500,000	5,654,410
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	1,280,000	1,276,471
				7,875,624

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Mississippi — .1%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	1,560,000	1,566,507
Missouri — .2%
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	6.83	12/1/2053	3,000,000	2,833,834
Montana — .1%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	2,300,000	2,402,196
Nebraska — .6%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,195,376
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,053,250
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,659,454
				10,908,080
Nevada — 1.0%
Clark County, GO, Ser. A	5.00	6/1/2043	2,500,000	2,572,892
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,725,538
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,362,546
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,373,662
Nevada Highway Improvement, Revenue Bonds, Ser. D	3.00	12/1/2043	3,625,000	3,173,138
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	1,250,000	1,113,916
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C(b),(e)	0.00	7/1/2058	13,500,000	2,199,085
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Corp.)	4.13	6/1/2058	1,250,000	1,156,033
				18,676,810
New Hampshire — 1.2%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	1,800,000	1,800,916
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(e)	0.00	12/15/2033	4,250,000	2,706,334
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,000,000	1,042,821
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,550,000	1,635,115
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	6,157,000	6,228,873
New Hampshire Business Finance Authority, Revenue Bonds, Ser. A1	4.25	7/20/2041	4,996,955	4,879,879
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.50	6/1/2053	1,550,000	1,496,626
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	726,354
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	871,400
				21,388,318
New Jersey — 2.3%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	3,405,000	3,606,612
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	5,965,000	5,972,658
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	6,980,000	6,556,018

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
New Jersey — 2.3% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,112,678
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,302,581
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,322,341
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	4,500,000	4,728,021
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	3,750,000	4,079,266
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	5,155,380
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	5,146,263
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,710,000	1,712,247
				41,694,065
New York — 7.9%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	1,500,000	1,601,248
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A	4.75	6/15/2040	2,080,000	2,081,163
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	6.50	12/15/2045	5,835,000	5,912,335
Build New York City Resource Corp., Revenue Bonds (The Nightingale- Bamford School Project)	5.00	7/1/2040	750,000	824,258
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	5.38	10/15/2061	1,400,000	1,334,142
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	7.00	12/15/2055	5,110,000	5,159,748
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	8,750,000	9,097,829
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,160,000	1,170,002
Empire State Development Corp., Revenue Bonds, Refunding (Personal Income Tax)	4.00	3/15/2042	2,050,000	2,045,779
New York City, GO, Ser. D1	4.00	3/1/2041	1,270,000	1,260,308
New York City, GO, Ser. D1	4.00	3/1/2050	6,410,000	5,828,403
New York City, GO, Ser. F1	4.00	3/1/2047	585,000	538,589
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	1/1/2032	1,000,000	1,039,213
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	840,000	810,412
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	6,780,000	6,960,568
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(e)	0.00	11/15/2052	6,400,000	1,735,603
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,925,000	6,131,635
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	1,475,000	1,501,266
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	5.00	10/1/2028	10,000	10,538
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	5,000	5,337
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2045	6,915,000	6,673,580
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000	3,454,727
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	7,035,000	6,999,359

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
New York — 7.9% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	2,810,000	2,877,501
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	15,500,000	16,636,131
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	5,000,000	5,347,772
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2036	2,455,000	2,610,350
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	4,000,000	4,182,987
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	5.00	12/1/2035	1,750,000	1,870,521
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.77	11/15/2047	2,000,000	1,829,642
Tender Option Bond Trust Receipts (Series 2024-XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.49	6/30/2060	1,360,000	1,379,630
Tender Option Bond Trust Receipts (Series 2024-XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.49	12/31/2054	1,400,000	1,436,153
Tender Option Bond Trust Receipts (Series 2025-XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.87	9/1/2050	1,400,000	1,496,018
Tender Option Bond Trust Receipts (Series 2026-XM1355), (New York Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.17	11/15/2061	1,500,000	1,339,291
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	3,420,000	3,065,158
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,219,569
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	7,489,145
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	8,500,000	8,696,841
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,230,521
				142,883,272
North Carolina — 1.2%
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	7/1/2029	1,160,000	1,228,190
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	4,350,000	4,677,191
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	1/1/2034	2,525,000	2,534,894
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.60	1/1/2035	2,050,000	2,045,176
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	2,805,000	2,775,711
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,000,000	2,057,692

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
North Carolina — 1.2% (continued)
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project)	3.45	11/1/2030	2,865,000	2,853,368
North Carolina Medical Care Commission, Revenue Bonds, Ser. B2	3.63	10/1/2030	1,250,000	1,253,047
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.38	10/1/2045	810,000	839,703
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	1/1/2039	2,000,000	2,014,477
				22,279,449
North Dakota — .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C	5.00	7/1/2042	1,500,000	1,624,996
University of North Dakota, COP (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,227,999
				3,852,995
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	16,000,000	13,964,872
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	941,510
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	4,500,000	4,502,095
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	1,000,000	1,019,124
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2039	5,000,000	5,633,364
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,088,935
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,366,700
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC)	3.75	9/1/2050	2,495,000	2,501,834
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	550,000	521,718
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	11.10	6/1/2049	2,800,000	2,911,650
University of Cincinnati, Revenue Bonds, Ser. A	5.25	6/1/2049	2,500,000	2,647,017
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2049	2,000,000	2,005,089
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	2,285,000	2,261,938
				41,365,846
Oklahoma — 1.5%
Oklahoma Capitol Improvement Authority, Revenue Bonds (Oklahoma Department of Transportation Project) Ser. A	5.25	7/1/2055	10,480,000	11,124,359
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	3,000,000	3,006,224
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	6,565,000	6,211,567
Tender Option Bond Trust Receipts (Series 2026-XM1369), (Oklahoma City Water Utilities Trust System, Revenue Bonds), Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	13.16	7/1/2059	3,200,000	3,372,822
The University of Oklahoma, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.13	7/1/2054	1,400,000	1,312,962
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,250,000	1,380,956
				26,408,890
Oregon — 1.2%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	4,510,000	4,755,797

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Oregon — 1.2% (continued)
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	11,750,000	12,305,170
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000	4,789,832
				21,850,799
Pennsylvania — 8.2%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2045	9,520,000	10,154,018
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	2,017,573
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	500,000	513,148
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,255,000	1,317,848
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000	1,657,651
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000	593,387
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	7,300,000	6,451,630
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2032	1,845,000	1,994,362
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,033,348
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,608,559
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	340,000	340,195
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000	600,258
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,000,000	1,058,798
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,501,672
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,001,261
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	4,740,000	4,752,239
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000	813,552
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	4,250,000	4,014,774
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	993,468
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,010,546
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	9,200,000	9,229,215
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000	492,474
Pennsylvania, GO	4.00	3/1/2037	1,525,000	1,539,746
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,058,621
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000	1,766,585
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000	1,001,146

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Pennsylvania — 8.2% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	265,033
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,338,184
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,000,456
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	902,671
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	21,855,000	22,446,324
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	6,500,000	7,058,610
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,042,975
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,400,000	1,394,718
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	4.00	11/1/2045	1,000,000	901,285
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing-University Square Apartments Project)(f)	5.00	12/1/2026	1,130,000	1,141,168
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2043	6,835,000	7,414,304
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2044	5,925,000	6,379,594
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	4.00	8/1/2045	2,500,000	2,438,843
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	3,000,000	3,215,302
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,115,568
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.50	9/1/2048	4,400,000	4,425,489
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,337,383
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,539,558
Tender Option Bond Trust Receipts (Series 2023-XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.65	5/15/2053	1,700,000	1,496,755
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.61	9/1/2053	2,400,000	2,560,232
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000	1,006,847
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2043	2,405,000	2,589,071
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	5,000	5,028
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	10,000	10,056
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,519,449
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000	1,000,529
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000	1,012,623
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,031,816
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	6,280,000	6,437,262
				148,543,207

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Rhode Island — .8%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2050	2,250,000	2,265,736
Rhode Island Health and Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	2,500,000	2,579,033
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2065	6,250,000	6,202,312
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	5.51	10/1/2053	4,000,000	3,796,828
				14,843,909
South Carolina — 2.5%
Medical University Hospital Authority, Revenue Bonds (Nexton Project)	5.50	11/15/2050	2,000,000	2,099,715
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000	3,218,388
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Rolling Green Village Project) Ser. B3	4.00	12/1/2030	2,350,000	2,357,260
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,033,207
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,634,439
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.00	12/1/2055	4,000,000	4,075,406
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	11,400,000	10,001,051
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	6,000,000	6,238,664
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	2,965,190
Tender Option Bond Trust Receipts (Series 2024-XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.65	12/1/2054	4,800,000	4,944,900
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,185,069
				44,753,289
South Dakota — .2%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	1,225,000	1,227,218
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	11.11	7/1/2046	2,000,000	2,005,470
				3,232,688
Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Insured; Build America Mutual) Ser. A1	5.50	7/1/2059	1,750,000	1,826,522
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	4,215,000	3,630,326
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.13	7/1/2054	2,000,000	2,046,096
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,013,580
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,010,714
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	7,000,000	7,180,732
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	5,000,000	5,068,681

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Tennessee — 1.3% (continued)
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	975,000	972,382
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,560,865
				24,309,898
Texas — 7.8%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,088,113
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	5,000,000	5,398,785
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	1,100,000	935,840
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2050	2,500,000	2,238,924
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	915,000	915,109
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2041	2,555,000	2,767,422
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	900,000	819,192
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	6,450,000	6,710,892
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,264,267
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,450,000	3,105,203
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,047,022
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	3,470,000	3,691,419
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	5,500,000	5,643,671
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	2,815,000	3,032,223
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,504,129
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	11/15/2052	4,000,000	1,046,267
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	5,000,000	5,326,895
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	335,000	321,458
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	3,010,000	3,105,512
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.25	7/15/2033	4,000,000	4,258,981
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2035	1,260,000	1,358,608
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2047	1,560,000	1,424,600
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,132,926
Houston Hotel Occupancy Tax, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.25	9/1/2051	2,800,000	2,958,453
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	5,540,000	4,993,353
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,850,000	1,853,158
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	3,000,000	2,662,710
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	680,000	687,306
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	8,500,000	7,774,314

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Texas — 7.8% (continued)
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, Llc Project)(a)	5.00	6/1/2030	1,500,000	1,548,489
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	3,350,000	3,356,641
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.25	1/1/2036	2,510,000	2,729,181
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminister Project)	4.00	11/1/2055	1,650,000	1,369,200
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. A	5.25	1/1/2046	1,000,000	1,060,150
Plano Independent School District, GO	5.00	2/15/2043	2,990,000	3,201,396
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F(a)	5.00	11/15/2030	2,000,000	2,150,274
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	2,500,000	2,715,437
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.28	2/15/2053	3,000,000	2,717,749
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; GNMA) Ser. A	3.50	3/1/2051	1,135,000	1,128,737
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	17,285,000	18,939,738
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2055	1,000,000	1,060,080
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,715,191
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.00	8/15/2049	2,200,000	2,055,220
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	450,000	428,145
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,575,413
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,447,427
				141,265,220
U.S. Related — .7%
Children’s Trust Fund, Revenue Bonds, Refunding, Ser. A(e)	0.00	5/15/2050	17,000,000	3,546,922
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	2,000,000	1,773,838
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,954,781	7,311,345
				12,632,105
Utah — 1.7%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.00	3/1/2041	1,000,000	1,016,545
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.50	6/1/2055	2,000,000	2,132,904
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	10,580,000	10,664,239
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,225,000	1,293,040
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(b)	5.25	6/1/2045	875,000	895,811
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,049,947
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,566,748
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,375,747
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,503,182

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Utah — 1.7% (continued)
Utah Municipal Power Agency, Revenue Bonds, Refunding (Utah City West Assessment Area No. 1) Ser. A	5.00	7/1/2038	3,500,000	3,957,645
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,544,402
				30,000,210
Virginia — .7%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	105,000	107,915
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,411,465
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	4,015,000	4,094,122
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,500,000	1,343,611
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	950,000	881,484
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2048	2,220,000	2,098,510
				11,937,107
Washington — 1.8%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	2,952,966
King County Public Hospital District No. 2, GO (EvergreenHealth)	5.50	12/1/2054	4,500,000	4,789,655
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	3,000,000	3,191,172
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	10,000,000	10,816,586
Tender Option Bond Trust Receipts (Series 2026-XM1368), (Washington Housing Finance Commission (Single Family Program) Ser. 1N) Recourse, Underlying Coupon Rate 4.80%(b),(c),(d)	10.40	12/1/2051	1,860,000	1,869,678
Washington, GO, Refunding, Ser. R-2022	4.00	7/1/2036	3,500,000	3,615,604
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	3,400,000	2,842,901
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	2,000,000	2,003,088
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	700,000	745,973
				32,827,623
West Virginia — .6%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	11,000,000	11,670,224
Wisconsin — 4.5%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,041,113
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,043,556
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,898,179
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(e)	0.00	12/15/2042	23,500,000	7,392,489
Public Finance Authority, Revenue Bonds (Insured; Build America Mutual) (Lindenwood Education System) Ser. A	5.00	7/1/2045	1,000,000	1,032,910
Public Finance Authority, Revenue Bonds (Pinecrest Academy Springs Campus Project) Ser. A(b)	4.00	7/15/2033	3,000,000	2,989,793
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	10,458,641	10,864,831
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,705,000	1,736,772

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Wisconsin — 4.5% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	8,850,000	8,852,752
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2035	1,275,000	1,340,734
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	5,000,000	5,255,069
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	2,000,000	1,929,496
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)(b)	5.00	6/15/2036	1,000,000	1,012,486
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. A2(a)	3.70	10/1/2030	8,900,000	9,023,077
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	5,645,000	5,738,348
Sheboygan Area School District, GO	3.00	3/1/2042	3,725,000	3,294,371
Sheboygan Area School District, GO	3.00	3/1/2043	2,835,000	2,478,417
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2040	1,820,000	1,621,615
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2041	1,250,000	1,098,703
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,450,000	1,330,569
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,750,000	1,795,154
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,755,000	1,631,538
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,064,473
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) Ser. A	5.50	8/15/2048	1,500,000	1,606,309
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	3,690,000	3,320,463
				82,393,217
Total Long-Term Municipal Investments (cost $1,851,387,868)				1,828,384,804
Total Investments (cost $1,861,971,997)			101.4%	1,837,835,611
Liabilities, Less Cash and Receivables			(1.4%)	(25,402,525)
Net Assets			100.0%	1,812,433,086

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $206,423,749 or 11.4% of net assets.

(c)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	216	9/21/2026	24,259,411	24,711,750	(452,339)
Gross Unrealized Depreciation					(452,339)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon AMT-Free Municipal Bond Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	9,450,807	—	9,450,807
Municipal Securities	—	1,828,384,804	—	1,828,384,804
	—	1,837,835,611	—	1,837,835,611
Liabilities ($)
Other Financial Instruments:
Futures††	(452,339)	—	—	(452,339)
Inverse Floater Notes†††	—	(46,155,000)	—	(46,155,000)
	(452,339)	(46,155,000)	—	(46,607,339)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2026 are set forth in the fund’s Schedule of Investments.
At May 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $24,588,725, consisting of $19,615,064 gross unrealized appreciation and $44,203,789 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.